OTHER ASSETS	12 Months Ended
Dec. 31, 2015
OTHER ASSETS [Abstract]
OTHER ASSETS
9.	OTHER ASSETS

The principal components of the Company's other assets are as follows:

	December 31, 2015	December 31, 2014
	(Dollars in thousands)
		As restated
Loan issuance costs, net	$11,300	$19,269
Lease costs, net	2,176	3,289
Unamortized lease premiums	—	1,861
Other assets	4,274	4,530
Total other assets	$17,750	$28,949

For the years ended December 31, 2015, 2014 and 2013, the Company amortized $3.5 million, $4.5 million (restated) and $4.1 million (restated), respectively, of loan issuance cost into interest expense.